Fair Value Measurement - Reconciliations of assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement
Balance at Beginning	¥ 524,063	¥ 1,233,284
Net unrealized fair value	(25,485)	(749,967)
Foreign currency translation difference	7,548	40,746
Balance at Ending	¥ 506,126	¥ 524,063